As filed with the Securities and Exchange
                                                  Commission on December 2, 1997

                                                        Registration No. 2-63270
                                                               File No. 811-6146
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                _______________

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 27         [x]

                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 29                 [x]

             BAILARD, BIEHL & KAISER INTERNATIONAL FUND GROUP, INC.
               (Exact name of registrant as specified in charter)


                           950 Tower Lane, Suite 1900
                          Foster City, California 94404
                    (Address of principal executive offices)
             Telephone number (including area code): (800) 882-8383

                             PETER M. HILL, CHAIRMAN
             BAILARD, BIEHL & KAISER INTERNATIONAL FUND GROUP, INC.

                           950 Tower Lane, Suite 1900
                          Foster City, California 94404
               (Name and address of agent for service of process)


                                   Copies to:

                             ANDRE W. BREWSTER, ESQ.
   HOWARD, RICE, NEMEROVSKI, CANADY, FALK & RABKIN, A PROFESSIONAL CORPORATION
                       Three Embarcadero Center, 7th Floor
                      San Francisco, California 94111-4065

Approximate date of proposed public offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):


             [ ]  Immediately upon filing pursuant to paragraph (b)
             [ ]  On __(date)____, pursuant to paragraph (b) of Rule 485
             [ ]  60 days after filing pursuant to paragraph (a)(1)
             [x]  On January 27, 1998, pursuant to paragraph (a)(1)
             [ ]  75 days after filing pursuant to paragraph (a)(2)
             [ ]  On __(date)____, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Foster City, State of California, on the 2nd day of December, 1997.


                                      BAILARD, BIEHL & KAISER
                                      INTERNATIONAL FUND GROUP, INC.


                                      By /s/ Peter M. Hill
                                        ----------------------------------------
                                        Peter M. Hill
                                        Chief Executive Officer


                  Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        Signature                      Title                     Date
        ---------                      -----                     ----


/s/ Peter M. Hill                    Chairman;                 December 2, 1997
-------------------------------      Director
Peter M. Hill(1)

/s/ Burnice E. Sparks, Jr.           President;                December 2, 1997
-------------------------------      Director
Burnice E. Sparks, Jr.

/s/ Barbara V. Bailey                Treasurer                 December 2, 1997
-------------------------------
Barbara V. Bailey(2)

/s/ Shirley L. Clayton               Director                  December 2, 1997
-------------------------------
Shirley L. Clayton

/s/ David B. Shippey                 Director                  December 2, 1997
-------------------------------
David B. Shippey

/s/ James C. Van Horne               Director                  December 2, 1997
-------------------------------
James C. Van Horne

--------
  (1)Principal Executive Officer
  (2)Principal Financial and Accounting Officer
                                       C-7